Comparison of Fair Values and Carrying Values of Financial Instruments (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 INR (₨)	Mar. 31, 2012 INR (₨)
Financial Assets:
Cash and cash equivalents		₨ 341,124.3	$ 5,474.6	₨ 370,835.2	$ 5,951.5	₨ 218,740.2	₨ 188,043.0
Term placements		169,989.5	2,728.1	176,481.7
Investments held for trading		61,292.8	983.7	65,077.9
Investments available for sale	[1]	1,503,708.4	24,132.8	908,128.9
Securities purchased under agreements to resell		1,592.6	25.6	57,322.6
Loans		3,896,115.0	62,527.9	3,185,648.1
Accrued interest receivable		45,705.0	733.5	40,388.5
Other assets		109,722.4	1,760.9	186,036.9
Financial Liabilities:
Interest-bearing deposits		3,768,678.8	60,482.7	3,057,154.5
Non-interest-bearing deposits		733,032.0	11,764.3	612,845.6
Securities sold under repurchase agreements		50,000.0	802.4	0.0
Short-term borrowings		214,191.9	3,437.5	150,775.5
Accrued interest payable		32,689.5	524.6	27,734.7
Long-term debt		457,934.4	7,349.3	395,208.6
Accrued expenses and other liabilities		200,563.5	3,218.8	295,116.6
Financial Assets:
Cash and cash equivalents		341,124.3	5,474.6	370,835.2
Term placements		169,990.7	2,728.1	176,346.4
Investments held for trading		61,292.8	983.7	65,077.9
Investments available for sale	[1]	1,503,708.4	24,132.8	908,128.9
Securities purchased under agreements to resell		1,592.6	25.6	57,322.6
Loans		3,917,070.5	62,864.2	3,220,631.0
Accrued interest receivable		45,705.0	733.5	40,388.5
Other assets		108,346.3	1,738.8	184,774.8
Financial Liabilities:
Securities sold under repurchase agreements		50,000.0	802.4	0.0
Short-term borrowings		214,448.4	3,441.6	151,062.9
Accrued interest payable		32,689.5	524.6	27,734.7
Long-term debt		466,351.5	7,484.4	399,998.8
Accrued expenses and other liabilities		200,563.5	3,218.8	295,116.6
Estimated Fair Value
Financial Assets:
Investments available for sale	[1]	1,503,708.4	24,132.8	908,128.9
Financial Assets:
Investments available for sale	[1]	1,503,708.4	24,132.8	908,128.9
Interest-bearing deposits
Financial Liabilities:
Deposits		3,766,754.6	60,451.8	3,039,651.4
Non Interest Bearing Deposits
Financial Liabilities:
Deposits		733,032.0	$ 11,764.3	612,845.6
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Financial Assets:
Investments held for trading		0.0		25.9
Financial Assets:
Cash and cash equivalents		341,124.3		370,835.2
Term placements		0.0		0.0
Investments held for trading		0.0		25.9
Securities purchased under agreements to resell		0.0		0.0
Loans		0.0		0.0
Accrued interest receivable		0.0		0.0
Other assets		0.0		0.0
Financial Liabilities:
Securities sold under repurchase agreements		0.0		0.0
Short-term borrowings		0.0		0.0
Accrued interest payable		0.0		0.0
Long-term debt		0.0		0.0
Accrued expenses and other liabilities		0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Estimated Fair Value
Financial Assets:
Investments available for sale	[1]	105,008.8		341.1
Financial Assets:
Investments available for sale	[1]	105,008.8		341.1
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Interest-bearing deposits
Financial Liabilities:
Deposits		0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Non Interest Bearing Deposits
Financial Liabilities:
Deposits		0.0		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2)
Financial Assets:
Investments held for trading		61,292.8		65,052.0
Financial Assets:
Cash and cash equivalents		0.0		0.0
Term placements		169,990.7		176,346.4
Investments held for trading		61,292.8		65,052.0
Securities purchased under agreements to resell		1,592.6		57,322.6
Loans		1,190,272.3		3,220,631.0
Accrued interest receivable		45,705.0		40,388.5
Other assets		108,346.3		184,774.8
Financial Liabilities:
Securities sold under repurchase agreements		50,000.0		0.0
Short-term borrowings		214,448.4		151,062.9
Accrued interest payable		32,689.5		27,734.7
Long-term debt		466,351.5		399,998.8
Accrued expenses and other liabilities		200,563.5		295,116.6
Fair Value Measurements Using Significant other observable inputs (Level 2) | Estimated Fair Value
Financial Assets:
Investments available for sale	[1]	1,382,450.2		907,787.8
Financial Assets:
Investments available for sale	[1]	1,382,450.2		907,787.8
Fair Value Measurements Using Significant other observable inputs (Level 2) | Interest-bearing deposits
Financial Liabilities:
Deposits		3,766,754.6		3,039,651.4
Fair Value Measurements Using Significant other observable inputs (Level 2) | Non Interest Bearing Deposits
Financial Liabilities:
Deposits		733,032.0		612,845.6
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Financial Assets:
Investments held for trading		0.0		0.0
Financial Assets:
Cash and cash equivalents		0.0		0.0
Term placements		0.0		0.0
Investments held for trading		0.0		0.0
Securities purchased under agreements to resell		0.0		0.0
Loans		2,726,798.2		0.0
Accrued interest receivable		0.0		0.0
Other assets		0.0		0.0
Financial Liabilities:
Securities sold under repurchase agreements		0.0		0.0
Short-term borrowings		0.0		0.0
Accrued interest payable		0.0		0.0
Long-term debt		0.0		0.0
Accrued expenses and other liabilities		0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Estimated Fair Value
Financial Assets:
Investments available for sale	[1]	16,249.4		0.0
Financial Assets:
Investments available for sale	[1]	16,249.4		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Interest-bearing deposits
Financial Liabilities:
Deposits		0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Non Interest Bearing Deposits
Financial Liabilities:
Deposits		₨ 0.0		₨ 0.0

[1]	excluding investments carried at cost Rs. 704.4 million (US$11.3 million) (as at March 31, 2014, Rs.695.4 million)